Critical accounting judgements and key sources of estimation uncertainty - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 4,064	£ 4,000
Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	2,357	1,817
Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	911	905
Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	288	773
Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	270	52
Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	238	453
UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	837	837
UK mortgages | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	565	292
UK mortgages | Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
UK mortgages | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	39	67
UK mortgages | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	52
UK mortgages | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	233	426
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	629	521
Credit cards | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	528	436
Credit cards | Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Credit cards | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	18	94
Credit cards | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	91	0
Credit cards | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(8)	(9)
Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	997	908
Other Retail | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	856	801
Other Retail | Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other Retail | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	16	57
Other Retail | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	63	0
Other Retail | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	62	50
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	1,383	1,316
Commercial Banking | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	390	270
Commercial Banking | Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	911	905
Commercial Banking | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	15	155
Commercial Banking | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	116	0
Commercial Banking | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	(49)	(14)
Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	218	418
Other | Modelled ECL
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	18	18
Other | Individually Assessed
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Judgements due to COVID-19
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	200	400
Other | Judgements due to inflationary risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	0	0
Other | Other judgements
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0